UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page


          Report for the Calendar Year or Quarter Ended March 31, 2013

Check here if Amendment:              |_|; Amendment Number: ____

This  Amendment  (Check  only  one):  |_|  is a restatement
                                      |_| adds new holding entries.


Institutional Manager Filing this Report:

Name:     TIG Advisors, LLC

Address:  520 Madison Avenue, 26th Floor
          New York, New York 10022


13F File Number: 28-11896

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Michael Fastert
Title:  General Counsel
Phone:  (212) 396-8698


Signature, Place and Date of Signing:


/s/ Michael Fastert            New York, New York               May 15, 2013
--------------------        ------------------------        --------------------
     [Signature]                 [City, State]                     [Date]

Report Type: (Check only one):


[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager: NONE

                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:            0

Form 13F Information Table Entry Total:      60

Form 13F Information Table Value Total:   $655,512
                                         (thousands)



List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


Form 13F File Number      Name

None

                                                     FORM 13F INFORMATION TABLE

COLUMN 1                         COLUMN 2       COLUMN 3   COLUMN 4       COLUMN 5         COLUMN 6  COLUMN 7        COLUMN 8
--------------                --------------    ---------  --------  -------------------  ---------- --------  ---------------------
                                                            VALUE     SHS OR    SH/ PUT/  INVESTMENT  OTHER      VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS      CUSIP    (x$1000)   PRN AMT   PRN CALL  DISCRETION   MGRS       SOLE   SHARED NONE
--------------                --------------    ---------  --------  ---------  --- ----  ---------- --------  --------- ------ ----
ACME PACKET INC               COM               004764106    2,384      81,550  SH           SOLE                 81,550
BANK OF AMERICA CORPORATION   COM               060505104    1,218     100,000  SH  CALL     SOLE                100,000
BP PLC                        SPONSORED ADR     055622104      399       9,433  SH           SOLE                  9,433
BP PLC                        SPONSORED ADR     055622104    4,235     100,000  SH  CALL     SOLE                100,000
BROOKFIELD RESIDENTIAL PPTYS  COM               11283W104    2,104      86,445  SH           SOLE                 86,445
CIT GROUP INC                 COM NEW           125581801    2,174      50,000  SH  CALL     SOLE                 50,000
CLEARWIRE CORP NEW            CL A              18538Q105   21,287   6,570,001  SH           SOLE              6,570,001
COMMONWEALTH REIT             COM SH BEN INT    203233101    8,515     379,449  SH           SOLE                379,449
CONSTELLATION BRANDS INC      CL A              21036P108    4,259      89,400  SH  CALL     SOLE                 89,400
CONSTELLATION BRANDS INC      CL A              21036P108   81,627   1,713,418  SH           SOLE              1,713,418
CYMER INC                     COM               232572107   14,133     146,986  SH           SOLE                146,986
CYNOSURE INC                  CL A              232577205      465      17,785  SH           SOLE                 17,785
DELL INC                      COM               24702R101   30,945   2,159,441  SH           SOLE              2,159,441
FIESTA RESTAURANT GROUP INC   COM               31660B101      851      32,015  SH           SOLE                 32,015
GARDNER DENVER INC            COM               365558105   18,950     252,300  SH  CALL     SOLE                252,300
GARDNER DENVER INC            COM               365558105   21,646     288,191  SH           SOLE                288,191
GARMIN LTD                    SHS               H2906T109    3,305     100,000  SH  PUT      SOLE                100,000
GENERAL MTRS CO               *W EXP 07/10/201  37045V126      386      32,701  SH           SOLE                 32,701
GENERAL MTRS CO               *W EXP 07/10/201  37045V118      606      32,701  SH           SOLE                 32,701
GSI GROUP INC CDA NEW         COM NEW           36191C205    1,812     212,377  SH           SOLE                212,377
HECLA MNG CO                  COM               422704106    5,371   1,359,665  SH           SOLE              1,359,665
HERTZ GLOBAL HOLDINGS INC     COM               42805T105    8,816     396,063  SH           SOLE                396,063
HOVNANIAN ENTERPRISES INC     CL A              442487203      544      94,325  SH           SOLE                 94,325
HOVNANIAN ENTERPRISES INC     CL A              442487203      577     100,000  SH  PUT      SOLE                100,000
INTRALINKS HLDGS INC          COM               46118H104    3,208     504,394  SH           SOLE                504,394
JTH HLDG INC                  CL A              46637N103    2,880     182,398  SH           SOLE                182,398
KINDER MORGAN ENERGY PARTNER  UT LTD PARTNER    494550106    2,253      25,100  SH  PUT      SOLE                 25,100
KKR FINL HLDGS LLC            COM               48248A306    1,107     100,000  SH  CALL     SOLE                100,000
LIFE TECHNOLOGIES CORP        COM               53217V109   16,351     253,000  SH  PUT      SOLE                253,000
LIFE TECHNOLOGIES CORP        COM               53217V109   22,843     353,443  SH           SOLE                353,443
LUXFER HLDGS PLC              SPONSORED ADR     550678106    2,452     158,314  SH           SOLE                158,314
MACQUARIE INFRASTR CO LLC     MEMBERSHIP INT    55608B105    2,357      43,607  SH           SOLE                 43,607
MCMORAN EXPLORATION CO        COM               582411104   17,669   1,080,692  SH           SOLE              1,080,692
METROPCS COMMUNICATIONS INC   COM               591708102   20,245   1,857,347  SH           SOLE              1,857,347
MGM RESORTS INTERNATIONAL     COM               552953101      658      50,000  SH  CALL     SOLE                 50,000
MOLYCORP INC DEL              COM               608753109      260      50,000  SH  CALL     SOLE                 50,000
MOLYCORP INC DEL              COM               608753109      780     150,000  SH  PUT      SOLE                150,000
NYSE EURONEXT                 COM               629491101   31,644     818,956  SH           SOLE                818,956
OFFICE DEPOT INC              COM               676220106    1,016     258,500  SH  CALL     SOLE                258,500
OFFICE DEPOT INC              COM               676220106   16,792   4,272,892  SH           SOLE              4,272,892
OFFICEMAX INC DEL             COM               67622P101    7,490     645,170  SH           SOLE                645,170
PRIMORIS SVCS CORP            COM               74164F103    2,748     124,277  SH           SOLE                124,277
ROGERS CORP                   COM               775133101    2,215      46,520  SH           SOLE                 46,520
SAUER-DANFOSS INC             COM               804137107   47,993     821,371  SH           SOLE                821,371
SEALED AIR CORP NEW           COM               81211K100    2,027      84,070  SH           SOLE                 84,070
SPDR GOLD TRUST               GOLD SHS          78463V107    1,050       6,800  SH           SOLE                  6,800
SPDR S&P 500 ETF TR           TR UNIT           78462F103   87,187     556,500  SH  PUT      SOLE                556,500
SPIRIT AEROSYSTEMS HLDGS INC  COM CL A          848574109      950      50,000  SH  CALL     SOLE                 50,000
SPIRIT AEROSYSTEMS HLDGS INC  COM CL A          848574109      950      50,000  SH  PUT      SOLE                 50,000
SPRINT NEXTEL CORP            COM SER 1         852061100      115      18,500  SH  PUT      SOLE                 18,500
SPRINT NEXTEL CORP            COM SER 1         852061100   35,492   5,715,355  SH           SOLE              5,715,355
SUPERVALU INC                 COM               868536103      504     100,000  SH  PUT      SOLE                100,000
THE ADT CORPORATION           COM               00101J106    2,487      50,822  SH           SOLE                 50,822
TRUE RELIGION APPAREL INC     COM               89784N104    1,305      49,974  SH           SOLE                 49,974
TUMI HLDGS INC                COM               89969Q104      498      23,775  SH           SOLE                 23,775
U S AIRWAYS GROUP INC         COM               90341W108      849      50,000  SH  PUT      SOLE                 50,000
VERINT SYS INC                COM               92343X100    3,642      99,651  SH           SOLE                 99,651
VIRGIN MEDIA INC              COM               92769L101   63,514   1,297,008  SH           SOLE              1,297,008
WET SEAL INC                  CL A              961840105    2,130     705,179  SH           SOLE                705,179
WMS INDS INC                  COM               929297109   13,242     525,285  SH           SOLE                525,285
